Income Taxes (Details) - Schedule of the Deferred Income Tax Assets and Liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Deferred tax assets:
Tax loss carry forward	¥ 26,104	$ 3,600	¥ 28,314
Allowance for doubtful accounts, credit losses and impairment losses	1,723	238	1,723
Advertising expense	7,931	1,094
Intangible assets and other temporary book/tax differences	2,478	341
Subtotal	38,236	5,273	30,037
Less: valuation allowances	21,684	2,990	6,059
Total	¥ 16,552	$ 2,283	¥ 23,978